SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies		$ 1,193	$ 2,091	$ 430
Impairment charges		0	0	(211)
Gain (loss) on disposal		0	16	0
Dividend income		124	97	15
Total		1,317	2,204	234
Erdemir
Disclosure of financial assets [line items]
Dividend income		$ 117	$ 89	12
DHS Group
Disclosure of financial assets [line items]
Impairment charges	$ (211)			$ (211)